Operating Expenses - Schedule of Cost of Sales (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses by nature [abstract]
Right-of-use asset depreciation	€ 0	€ 235	€ 30
Insurance	6,268	2,754	1,573
Vessel depreciation	104,042	53,696	22,484
Impairment of property, plant and equipment	0	0	5,000
Seafarer payroll	50,088	32,285	15,921
Fuel and oil	7,928	2,976	711
Maintenance	17,878	7,886	5,121
Messing costs	5,270	2,948	1,448
Seafarer travel	11,634	7,110	2,835
Specific charter costs	30,512	10,776	4,052
Utilities	1,720	1,308	389
Other operating expenses	1,334	2,254	294
Tonnage tax	81	0	0
Total cost of sales	€ 236,755	€ 124,228	€ 59,858